Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
	Royal Gold Inc.	919,919	150,416
*	RBC Bearings Inc.	439,841	141,528
	Carpenter Technology Corp.	663,782	120,264
	Balchem Corp.	455,122	75,550
	Hexcel Corp.	1,135,182	62,163
	NewMarket Corp.	100,006	56,648
*,1	MP Materials Corp.	1,829,375	44,655
*	Century Aluminum Co.	712,122	13,217
			664,441
Consumer Discretionary (15.7%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,978,472	268,092
	RB Global Inc.	2,584,253	259,201
*	Deckers Outdoor Corp.	2,123,851	237,468
*	DraftKings Inc. Class A	6,513,306	216,307
	Somnigroup International Inc.	2,762,839	165,439
	Pool Corp.	506,000	161,085
*	Duolingo Inc. Class A	503,783	156,445
	Texas Roadhouse Inc. Class A	933,273	155,511
	TKO Group Holdings Inc. Class A	969,901	148,211
*	Rivian Automotive Inc. Class A	11,785,675	146,732
*	Floor & Decor Holdings Inc. Class A	1,503,123	120,956
*	Cava Group Inc.	1,374,958	118,810
*	Norwegian Cruise Line Holdings Ltd.	6,156,648	116,730
*	Planet Fitness Inc. Class A	1,179,740	113,975
*	Skechers USA Inc. Class A	1,841,799	104,577
*	Bright Horizons Family Solutions Inc.	814,177	103,433
	Churchill Downs Inc.	926,079	102,860
*	Light & Wonder Inc.	1,181,902	102,365
*	Ollie's Bargain Outlet Holdings Inc.	857,550	99,784
	Wyndham Hotels & Resorts Inc.	1,087,463	98,426
	Wynn Resorts Ltd.	1,113,183	92,951
	Wingstop Inc.	401,200	90,503
*	Dutch Bros Inc. Class A	1,463,780	90,374
	Vail Resorts Inc.	524,089	83,865
*	Crocs Inc.	745,415	79,163
*	SiteOne Landscape Supply Inc.	629,627	76,462
	Gentex Corp.	3,180,607	74,108
*	Stride Inc.	578,361	73,163
*	Champion Homes Inc.	761,534	72,163
*	Chewy Inc. Class A	2,146,331	69,777
*	Grand Canyon Education Inc.	401,901	69,537
	Hyatt Hotels Corp. Class A	567,086	69,468
*	Etsy Inc.	1,419,162	66,956
*	Five Below Inc.	770,158	57,704
[1]	Choice Hotels International Inc.	392,692	52,142
*	RH	208,376	48,845
*	Shake Shack Inc. Class A	533,236	47,015
*,1	elf Beauty Inc.	747,517	46,937
*	Boot Barn Holdings Inc.	428,528	46,037
	Six Flags Entertainment Corp.	1,264,134	45,092
*	Brinker International Inc.	295,446	44,036
*	Dorman Products Inc.	363,385	43,802
*	Wayfair Inc. Class A	1,360,299	43,570
*	Madison Square Garden Sports Corp.	218,263	42,500
*,1	Lucid Group Inc. Class A	16,994,391	41,126
*	Life Time Group Holdings Inc.	1,348,575	40,727
*	Frontdoor Inc.	1,047,644	40,250
	Cinemark Holdings Inc.	1,543,560	38,419
*	YETI Holdings Inc.	1,154,810	38,224
*	Hilton Grand Vacations Inc.	966,609	36,161
*	Sweetgreen Inc. Class A	1,330,541	33,290
*	Peloton Interactive Inc. Class A	5,243,344	33,138

		Shares	Market Value ($000)
*	ACV Auctions Inc. Class A	2,249,016	31,689
*	Cavco Industries Inc.	55,924	29,060
	Interparfums Inc.	247,325	28,163
*	Liberty Media Corp.-Liberty Formula One Class A	288,714	23,522
*,1	QuantumScape Corp. Class A	5,273,109	21,936
*	TripAdvisor Inc.	1,513,373	21,444
*	United Parks & Resorts Inc.	383,777	17,446
*	AMC Entertainment Holdings Inc. Class A	6,030,837	17,308
*	Madison Square Garden Entertainment Corp. Class A	514,764	16,853
*	Sonos Inc.	1,578,177	16,839
	Columbia Sportswear Co.	219,491	16,613
	Red Rock Resorts Inc. Class A	356,211	15,449
*	Sabre Corp.	5,117,264	14,379
*	Driven Brands Holdings Inc.	800,155	13,715
*	Fox Factory Holding Corp.	581,664	13,576
	Steven Madden Ltd.	478,544	12,748
*	Revolve Group Inc. Class A	562,453	12,087
*	Rush Street Interactive Inc.	1,112,864	11,930
*	Gentherm Inc.	429,602	11,488
*	Integral Ad Science Holding Corp.	1,362,186	10,979
*	Mister Car Wash Inc.	1,356,641	10,704
*	Coursera Inc.	1,564,957	10,423
*	Udemy Inc.	1,340,174	10,400
	Allegiant Travel Co.	191,889	9,911
*	Portillo's Inc. Class A	802,206	9,538
*	Global Business Travel Group I	1,313,026	9,533
*	JetBlue Airways Corp.	1,970,026	9,496
*	Dream Finders Homes Inc. Class A	399,189	9,006
*	Figs Inc. Class A	1,829,587	8,398
*	Dave & Buster's Entertainment Inc.	429,820	7,552
*	Arhaus Inc. Class A	708,754	6,166
*	Corsair Gaming Inc.	658,429	5,834
*	Frontier Group Holdings Inc.	1,268,435	5,505
*	BJ's Restaurants Inc.	150,602	5,160
*	Sun Country Airlines Holdings Inc.	364,781	4,494
*	KinderCare Learning Cos. Inc.	319,194	3,699
[1]	Lucky Strike Entertainment Corp.	235,693	2,300
			5,309,255
Consumer Staples (3.8%)
	Casey's General Stores Inc.	519,344	225,416
*	BellRing Brands Inc.	1,794,694	133,633
	Lamb Weston Holdings Inc.	1,990,521	106,095
*	Sprouts Farmers Market Inc.	690,404	105,383
	Primo Brands Corp. Class A	2,894,000	102,708
	Coca-Cola Consolidated Inc.	70,148	94,700
*	Celsius Holdings Inc.	1,966,655	70,052
*	Darling Ingredients Inc.	2,217,403	69,272
*	Freshpet Inc.	681,936	56,717
	Cal-Maine Foods Inc.	557,556	50,682
	Lancaster Colony Corp.	270,319	47,306
	WD-40 Co.	189,778	46,306
*	Simply Good Foods Co.	1,274,263	43,949
*	Post Holdings Inc.	356,387	41,469
*	Boston Beer Co. Inc. Class A	115,982	27,701
	J & J Snack Foods Corp.	164,583	21,679
	National Beverage Corp.	326,587	13,567
	Tootsie Roll Industries Inc.	258,739	8,145
	Utz Brands Inc.	478,719	6,740
*	Smithfield Foods Inc.	17,476	356
			1,271,876
Energy (6.5%)
	EQT Corp.	4,179,128	223,291
	TechnipFMC plc	5,950,311	188,565
	Texas Pacific Land Corp.	136,660	181,073
	Expand Energy Corp.	1,548,145	172,340
*	Enphase Energy Inc.	1,762,124	109,340
*	First Solar Inc.	712,268	90,052
*	Antero Resources Corp.	2,067,867	83,625
	Viper Energy Inc. Class A	1,784,744	80,581

		Shares	Market Value ($000)
	Matador Resources Co.	1,576,883	80,563
*	NEXTracker Inc. Class A	1,910,330	80,501
	ChampionX Corp.	2,668,639	79,525
	Magnolia Oil & Gas Corp. Class A	2,507,554	63,341
	Permian Resources Corp.	4,433,161	61,399
	Core Natural Resources Inc.	718,289	55,380
	Civitas Resources Inc.	1,297,830	45,281
	Cactus Inc. Class A	933,869	42,799
	Noble Corp. plc	1,785,076	42,306
	NOV Inc.	2,646,682	40,283
	Northern Oil & Gas Inc.	1,319,661	39,893
*,1	Transocean Ltd.	11,094,166	35,169
*	Valaris Ltd.	846,946	33,251
*	Oceaneering International Inc.	1,412,617	30,809
	Kinetik Holdings Inc. Class A	542,004	28,152
*	Tidewater Inc.	661,157	27,947
	Weatherford International plc	510,327	27,328
	SM Energy Co.	804,421	24,092
*	Comstock Resources Inc.	1,021,887	20,785
	Sitio Royalties Corp. Class A	1,035,471	20,575
*,1	Plug Power Inc.	13,846,203	18,692
[1]	Atlas Energy Solutions Inc.	1,033,524	18,438
*	Alpha Metallurgical Resources Inc.	145,299	18,199
[1]	New Fortress Energy Inc. Class A	2,106,974	17,509
	Liberty Energy Inc. Class A	1,083,759	17,156
	Helmerich & Payne Inc.	624,002	16,299
*	Expro Group Holdings NV	1,380,290	13,720
*	Innovex International Inc.	516,022	9,268
*	Helix Energy Solutions Group Inc.	1,000,295	8,313
	RPC Inc.	1,349,609	7,423
*	Flowco Holdings Inc. Class A	246,106	6,313
	Core Laboratories Inc.	326,611	4,896
[1]	HighPeak Energy Inc.	353,660	4,477
*,1	Fluence Energy Inc.	907,252	4,400
*	EVgo Inc. Class A	1,636,742	4,354
*	Ameresco Inc. Class A	227,410	2,747
*,1	ProFrac Holding Corp. Class A	115,899	880
			2,181,330
Financials (5.5%)
*	SoFi Technologies Inc.	14,578,155	169,544
	Kinsale Capital Group Inc.	309,401	150,589
	Erie Indemnity Co. Class A	355,415	148,937
	Houlihan Lokey Inc. Class A	755,769	122,057
	Ryan Specialty Holdings Inc. Class A	1,494,472	110,397
	MarketAxess Holdings Inc.	501,014	108,394
	Morningstar Inc.	359,857	107,910
	Blue Owl Capital Inc. Class A	4,277,254	85,716
*	Clearwater Analytics Holdings Inc. Class A	2,874,414	77,034
	Hamilton Lane Inc. Class A	515,550	76,647
	Moelis & Co. Class A	988,441	57,685
	Pinnacle Financial Partners Inc.	515,510	54,665
*	Upstart Holdings Inc.	1,114,946	51,321
	RLI Corp.	610,481	49,040
*,1	MARA Holdings Inc.	4,012,741	46,146
	PJT Partners Inc. Class A	315,421	43,490
*	Baldwin Insurance Group Inc. Class A	954,854	42,672
*	Oscar Health Inc. Class A	2,864,076	37,548
	Goosehead Insurance Inc. Class A	307,799	36,339
*	Credit Acceptance Corp.	67,496	34,851
	Cohen & Steers Inc.	391,214	31,395
*,1	Riot Platforms Inc.	4,336,240	30,874
*,1	Lemonade Inc.	915,166	28,764
	ServisFirst Bancshares Inc.	342,578	28,297
*	Palomar Holdings Inc.	176,836	24,241
	StepStone Group Inc. Class A	449,905	23,498
*	Trupanion Inc.	443,181	16,517
	TFS Financial Corp.	783,675	9,710
	UWM Holdings Corp. Class A	1,762,194	9,622
*	Triumph Financial Inc.	155,244	8,973

		Shares	Market Value ($000)
	P10 Inc. Class A	707,921	8,318
	Live Oak Bancshares Inc.	236,485	6,305
*	Hagerty Inc. Class A	439,618	3,974
*	Columbia Financial Inc.	182,595	2,739
*	Open Lending Corp.	705,096	1,946
			1,846,155
Health Care (17.2%)
*	Natera Inc.	1,754,930	248,165
*	Insmed Inc.	2,532,133	193,176
*	BioMarin Pharmaceutical Inc.	2,669,596	188,714
*	Intra-Cellular Therapies Inc.	1,413,083	186,414
*	Neurocrine Biosciences Inc.	1,395,117	154,300
*	Corcept Therapeutics Inc.	1,254,744	143,317
*	Incyte Corp.	2,302,827	139,436
*	Exelixis Inc.	3,719,782	137,334
*	Penumbra Inc.	511,941	136,898
	Bio-Techne Corp.	2,212,416	129,714
	Chemed Corp.	209,671	129,015
*	Insulet Corp.	491,159	128,983
*	Globus Medical Inc. Class A	1,608,150	117,717
*	Masimo Corp.	679,344	113,179
*	Exact Sciences Corp.	2,599,487	112,532
*	Halozyme Therapeutics Inc.	1,723,119	109,952
*	HealthEquity Inc.	1,212,735	107,169
	Ensign Group Inc.	804,099	104,050
*	Medpace Holdings Inc.	341,074	103,922
*	Doximity Inc. Class A	1,681,238	97,562
*	Repligen Corp.	744,887	94,779
*	Lantheus Holdings Inc.	958,073	93,508
*	Revolution Medicines Inc.	2,342,046	82,815
*	Merit Medical Systems Inc.	781,680	82,631
*	Option Care Health Inc.	2,314,259	80,883
*	Sarepta Therapeutics Inc.	1,266,279	80,814
*	Blueprint Medicines Corp.	894,525	79,174
*	TG Therapeutics Inc.	1,960,357	77,297
*	Alkermes plc	2,275,350	75,132
*	Glaukos Corp.	752,166	74,028
*	Bridgebio Pharma Inc.	2,129,506	73,617
*	Hims & Hers Health Inc.	2,393,220	70,720
*	Guardant Health Inc.	1,636,187	69,702
*	Cytokinetics Inc.	1,652,319	66,407
*	Inspire Medical Systems Inc.	415,226	66,137
*	Krystal Biotech Inc.	362,902	65,431
*	Vaxcyte Inc.	1,712,079	64,648
*	Ionis Pharmaceuticals Inc.	2,114,818	63,804
*	Axsome Therapeutics Inc.	545,973	63,677
	Bruker Corp.	1,486,078	62,029
*	Roivant Sciences Ltd.	5,993,734	60,477
*,1	Tempus AI Inc. Class A	1,170,679	56,474
*	PTC Therapeutics Inc.	1,079,414	55,007
*	RadNet Inc.	933,192	46,398
*	iRhythm Technologies Inc.	439,967	46,056
*	Waystar Holding Corp.	1,206,141	45,061
*	Haemonetics Corp.	703,821	44,728
*	Ultragenyx Pharmaceutical Inc.	1,230,981	44,574
*	CorVel Corp.	395,780	44,315
*	SpringWorks Therapeutics Inc.	997,165	44,005
*	Crinetics Pharmaceuticals Inc.	1,299,362	43,581
*	PROCEPT BioRobotics Corp.	723,917	42,175
*	Viking Therapeutics Inc.	1,494,416	36,090
*	Amicus Therapeutics Inc.	4,208,572	34,342
*	Apellis Pharmaceuticals Inc.	1,482,874	32,430
*	Veracyte Inc.	1,086,764	32,223
*	Privia Health Group Inc.	1,431,185	32,130
*	Twist Bioscience Corp.	790,798	31,047
*	TransMedics Group Inc.	447,412	30,102
*	Alignment Healthcare Inc.	1,606,039	29,904
*	ACADIA Pharmaceuticals Inc.	1,751,764	29,097
*	Neogen Corp.	3,048,256	26,428

		Shares	Market Value ($000)
	CONMED Corp.	434,277	26,226
*	Novocure Ltd.	1,456,934	25,963
*,1	Recursion Pharmaceuticals Inc. Class A	4,818,346	25,489
*	Sotera Health Co.	2,173,820	25,347
*	Arcellx Inc.	383,697	25,171
*	Beam Therapeutics Inc.	1,261,503	24,637
*	Agios Pharmaceuticals Inc.	799,551	23,427
*	Progyny Inc.	1,009,801	22,559
*	Warby Parker Inc. Class A	1,205,843	21,983
*	Denali Therapeutics Inc.	1,606,684	21,843
*	Kymera Therapeutics Inc.	770,663	21,093
*	AtriCure Inc.	647,985	20,904
*	Harmony Biosciences Holdings Inc.	600,183	19,920
*	Astrana Health Inc.	628,145	19,479
*	Teladoc Health Inc.	2,402,509	19,124
*	Arrowhead Pharmaceuticals Inc.	1,495,114	19,048
*	agilon health Inc.	4,315,100	18,684
*	Tandem Diabetes Care Inc.	927,641	17,774
*	NeoGenomics Inc.	1,792,654	17,012
*	Certara Inc.	1,685,182	16,683
*	Evolent Health Inc. Class A	1,545,613	14,637
*	Novavax Inc.	2,132,304	13,668
*	10X Genomics Inc. Class A	1,435,066	12,528
*	STAAR Surgical Co.	688,313	12,135
*	Kiniksa Pharmaceuticals International plc Class A	527,629	11,719
*	BioCryst Pharmaceuticals Inc.	1,458,030	10,935
	HealthStream Inc.	339,528	10,926
*	Xencor Inc.	983,257	10,462
*	Intellia Therapeutics Inc.	1,421,507	10,107
*	Vir Biotechnology Inc.	1,530,981	9,921
*	Phreesia Inc.	385,287	9,848
*,1	ImmunityBio Inc.	2,955,235	8,895
*	LifeStance Health Group Inc.	1,334,953	8,891
*	Brookdale Senior Living Inc.	1,331,840	8,337
*	AdaptHealth Corp. Class A	705,927	7,652
*	Adaptive Biotechnologies Corp.	978,231	7,268
*	CareDx Inc.	355,522	6,311
*	PACS Group Inc.	541,303	6,084
*	Arvinas Inc.	863,710	6,063
*	GoodRx Holdings Inc. Class A	1,237,085	5,456
*	Rocket Pharmaceuticals Inc.	582,170	3,883
*	Maravai LifeSciences Holdings Inc. Class A	1,682,439	3,718
*	Arcus Biosciences Inc.	442,942	3,477
*,1	OPKO Health Inc.	1,904,722	3,162
*	Cytek Biosciences Inc.	761,424	3,053
*,1	Metsera Inc.	107,838	2,935
*	Relay Therapeutics Inc.	1,119,542	2,933
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,802,796
Industrials (20.0%)
	Lennox International Inc.	447,999	251,251
	Watsco Inc.	487,275	247,682
	Graco Inc.	2,370,471	197,958
	Jack Henry & Associates Inc.	1,019,617	186,182
	Curtiss-Wright Corp.	526,751	167,122
	Comfort Systems USA Inc.	497,426	160,335
	FTAI Aviation Ltd.	1,434,900	159,317
*	Affirm Holdings Inc. Class A	3,491,789	157,794
	Woodward Inc.	830,219	151,507
	Lincoln Electric Holdings Inc.	785,066	148,503
	Nordson Corp.	716,791	144,591
*	Saia Inc.	372,679	130,225
*	Core & Main Inc. Class A	2,661,476	128,576
	BWX Technologies Inc.	1,279,848	126,257
*	TopBuild Corp.	409,163	124,774
	Advanced Drainage Systems Inc.	1,085,761	117,968
*	Paylocity Holding Corp.	625,577	117,196
	A O Smith Corp.	1,651,993	107,974

		Shares	Market Value ($000)
*	Rocket Lab USA Inc.	6,028,664	107,792
*	Generac Holdings Inc.	833,903	105,614
*	ATI Inc.	1,989,308	103,504
	Eagle Materials Inc.	465,928	103,403
	Toro Co.	1,408,127	102,441
*	ExlService Holdings Inc.	2,155,499	101,761
*	AZEK Co. Inc. Class A	2,009,078	98,224
*	MasTec Inc.	831,043	96,991
	Simpson Manufacturing Co. Inc.	590,065	92,687
*	Trex Co. Inc.	1,500,039	87,152
*	Chart Industries Inc.	599,216	86,503
	Armstrong World Industries Inc.	607,734	85,618
	JBT Marel Corp.	690,100	84,330
*	XPO Inc.	779,492	83,858
*	ACI Worldwide Inc.	1,473,472	80,614
*	SPX Technologies Inc.	616,777	79,429
	Badger Meter Inc.	411,410	78,271
*	Shift4 Payments Inc. Class A	948,462	77,499
	AAON Inc.	970,649	75,837
*,1	WEX Inc.	473,760	74,390
	Landstar System Inc.	494,272	74,240
	Cognex Corp.	2,377,919	70,933
	CSW Industrials Inc.	234,797	68,448
	Littelfuse Inc.	347,375	68,343
	WillScot Holdings Corp.	2,440,355	67,842
*	Itron Inc.	632,204	66,230
*	Kratos Defense & Security Solutions Inc.	2,138,590	63,495
	Federal Signal Corp.	855,357	62,911
*	Euronet Worldwide Inc.	581,796	62,165
*	BILL Holdings Inc.	1,351,409	62,016
	Exponent Inc.	710,728	57,612
	Installed Building Products Inc.	335,072	57,451
*	Spirit AeroSystems Holdings Inc. Class A	1,641,384	56,562
*	Modine Manufacturing Co.	736,022	56,490
	Mueller Water Products Inc. Class A	2,191,937	55,719
[1]	Kadant Inc.	164,550	55,439
	Herc Holdings Inc.	398,475	53,503
*,1	Bloom Energy Corp. Class A	2,718,838	53,452
	Franklin Electric Co. Inc.	544,087	51,079
*	CBIZ Inc.	667,737	50,654
*	Verra Mobility Corp. Class A	2,193,201	49,369
	UL Solutions Inc. Class A	869,038	49,014
*	AeroVironment Inc.	394,930	47,072
*	Remitly Global Inc.	2,108,020	43,847
*	RXO Inc.	2,288,571	43,712
*,1	Standardaero Inc.	1,403,830	37,398
	Leonardo DRS Inc.	1,111,978	36,562
	Enerpac Tool Group Corp. Class A	759,112	34,054
*	GXO Logistics Inc.	830,820	32,468
*	Loar Holdings Inc.	459,514	32,465
*	Mercury Systems Inc.	711,713	30,668
*	Dycom Industries Inc.	194,477	29,627
*	Payoneer Global Inc.	4,031,090	29,467
	ESCO Technologies Inc.	180,723	28,757
*	Marqeta Inc. Class A	6,284,513	25,892
*	Construction Partners Inc. Class A	329,273	23,665
*	Sterling Infrastructure Inc.	204,187	23,116
	Granite Construction Inc.	303,041	22,849
*	Upwork Inc.	1,701,024	22,198
	Tennant Co.	262,563	20,939
*	AvidXchange Holdings Inc.	2,440,145	20,692
	Lindsay Corp.	151,631	19,184
*	Legalzoom.com Inc.	2,211,732	19,043
*	Huron Consulting Group Inc.	123,797	17,759
*,1	Enovix Corp.	2,268,817	16,653
*	Flywire Corp.	1,613,543	15,329
*	Vicor Corp.	326,177	15,259
*,1	Symbotic Inc. Class A	753,062	15,219
*,1	PureCycle Technologies Inc.	2,179,340	15,081
*	Everus Construction Group Inc.	355,699	13,193

		Shares	Market Value ($000)
*	Gibraltar Industries Inc.	211,779	12,423
*	IES Holdings Inc.	62,815	10,371
*	Paymentus Holdings Inc. Class A	386,186	10,079
*	Triumph Group Inc.	270,054	6,843
	Gorman-Rupp Co.	146,352	5,137
*	Planet Labs PBC	1,447,513	4,893
*	Karman Holdings Inc.	140,374	4,691
*	ZipRecruiter Inc. Class A	211,026	1,243
			6,731,945
Real Estate (5.7%)
	American Homes 4 Rent Class A	4,393,882	166,133
	Equity LifeStyle Properties Inc.	2,406,290	160,500
	Host Hotels & Resorts Inc.	9,785,191	139,048
	CubeSmart	3,165,703	135,207
	Rexford Industrial Realty Inc.	3,076,819	120,457
	UDR Inc.	2,314,810	104,560
	Terreno Realty Corp.	1,396,126	88,263
	Essential Properties Realty Trust Inc.	2,625,902	85,709
	Americold Realty Trust Inc.	3,979,689	85,404
	Healthcare Realty Trust Inc. Class A	4,895,315	82,731
*	Zillow Group Inc. Class C	1,200,809	82,327
	CareTrust REIT Inc.	2,626,337	75,061
[1]	Ryman Hospitality Properties Inc.	796,603	72,841
	Lamar Advertising Co. Class A	615,534	70,035
	Kite Realty Group Trust	3,074,693	68,781
	Independence Realty Trust Inc.	3,231,128	68,597
	National Storage Affiliates Trust	962,426	37,920
	Phillips Edison & Co. Inc.	873,633	31,879
*	Howard Hughes Holdings Inc.	424,376	31,438
	St. Joe Co.	573,504	26,926
	PotlatchDeltic Corp.	524,155	23,650
	Lineage Inc.	399,520	23,424
*	Zillow Group Inc. Class A	275,417	18,414
	Pebblebrook Hotel Trust	1,671,996	16,937
*	Redfin Corp.	1,643,624	15,138
	InvenTrust Properties Corp.	513,540	15,083
	Sunstone Hotel Investors Inc.	1,407,818	13,248
	Kennedy-Wilson Holdings Inc.	1,438,027	12,482
	Paramount Group Inc.	2,580,204	11,095
	Global Net Lease Inc.	1,373,032	11,039
	Innovative Industrial Properties Inc.	196,938	10,652
*	Opendoor Technologies Inc.	8,482,086	8,652
	Xenia Hotels & Resorts Inc.	707,237	8,317
	RLJ Lodging Trust	1,003,539	7,918
	Alexander's Inc.	14,243	2,979
			1,932,845
Technology (20.5%)
*	Nutanix Inc. Class A	3,561,312	248,615
*	PTC Inc.	1,599,168	247,791
*	Docusign Inc.	2,826,576	230,083
*	Guidewire Software Inc.	1,168,306	218,894
*	Toast Inc. Class A	6,566,653	217,816
*	Pure Storage Inc. Class A	4,336,911	191,995
*	Twilio Inc. Class A	1,921,914	188,175
*	Dynatrace Inc.	3,978,434	187,583
	Entegris Inc.	2,114,386	184,966
*	Reddit Inc. Class A	1,580,742	165,820
	Paycom Software Inc.	721,117	157,550
*	Manhattan Associates Inc.	852,974	147,599
*	Coherent Corp.	2,162,498	140,433
*	Samsara Inc. Class A	3,204,373	122,824
*	Dayforce Inc.	2,096,350	122,280
*	Elastic NV	1,232,633	109,828
	Match Group Inc.	3,513,829	109,631
*	Procore Technologies Inc.	1,573,689	103,895
*	Astera Labs Inc.	1,701,696	101,540
*	Lattice Semiconductor Corp.	1,928,481	101,149
*	Fabrinet	503,672	99,480
*	Commvault Systems Inc.	615,566	97,112

		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc.	883,948	88,731
*	Maplebear Inc.	2,154,902	85,959
*	Unity Software Inc.	4,300,284	84,243
*	Onto Innovation Inc.	689,435	83,656
*	Gitlab Inc. Class A	1,778,444	83,587
	Universal Display Corp.	597,629	83,357
*	Confluent Inc. Class A	3,437,869	80,584
*	Credo Technology Group Holding Ltd.	1,988,943	79,876
*	Rambus Inc.	1,495,117	77,410
*	Dropbox Inc. Class A	2,832,761	75,663
*	SentinelOne Inc. Class A	4,130,407	75,091
*	SPS Commerce Inc.	528,759	70,182
	Dolby Laboratories Inc. Class A	856,339	68,773
*	Q2 Holdings Inc.	807,257	64,589
*	Novanta Inc.	503,327	64,360
*	Qualys Inc.	510,571	64,296
*	Appfolio Inc. Class A	290,690	63,923
*	Varonis Systems Inc.	1,496,525	60,534
*	UiPath Inc. Class A	5,866,905	60,429
*	Box Inc. Class A	1,910,872	58,970
*	Tenable Holdings Inc.	1,684,203	58,913
*,1	IonQ Inc.	2,494,918	55,063
[1]	QXO Inc.	4,009,940	54,295
*	Workiva Inc. Class A	695,142	52,768
*	Silicon Laboratories Inc.	454,583	51,172
*	Kyndryl Holdings Inc.	1,629,602	51,169
	Advanced Energy Industries Inc.	528,384	50,360
	Pegasystems Inc.	661,636	45,997
*	Freshworks Inc. Class A	3,232,750	45,614
*	Intapp Inc.	778,399	45,443
	Bentley Systems Inc. Class B	1,123,039	44,180
*	nCino Inc.	1,541,700	42,350
*	Allegro MicroSystems Inc.	1,676,626	42,134
*	Semtech Corp.	1,203,140	41,388
*	ZoomInfo Technologies Inc. Class A	4,075,933	40,759
*	Life360 Inc.	1,057,852	40,611
*	JFrog Ltd.	1,265,274	40,489
*	SiTime Corp.	264,397	40,418
	Power Integrations Inc.	797,643	40,281
*	BlackLine Inc.	792,412	38,369
*	Braze Inc. Class A	1,042,215	37,603
*	Alarm.com Holdings Inc.	661,220	36,797
	Clear Secure Inc. Class A	1,347,586	34,916
*	Cargurus Inc. Class A	1,191,227	34,700
*	Klaviyo Inc. Class A	1,142,302	34,566
*	Zeta Global Holdings Corp. Class A	2,545,211	34,513
*	C3.ai Inc. Class A	1,584,596	33,356
*	Impinj Inc.	358,426	32,509
*	Yelp Inc. Class A	877,271	32,485
*	FormFactor Inc.	1,088,014	30,780
*	Vertex Inc. Class A	833,476	29,180
*	Ambarella Inc.	552,873	27,826
*	Five9 Inc.	1,004,819	27,281
*	DoubleVerify Holdings Inc.	2,019,280	26,998
*	Diodes Inc.	614,222	26,516
*	AvePoint Inc.	1,831,190	26,442
*	DigitalOcean Holdings Inc.	775,515	25,894
*	Paycor HCM Inc.	1,141,544	25,616
*	LiveRamp Holdings Inc.	878,227	22,957
*	Axcelis Technologies Inc.	453,608	22,531
*	Rapid7 Inc.	837,754	22,209
*	Alkami Technology Inc.	841,713	22,095
*	PagerDuty Inc.	1,204,192	22,001
*	Magnite Inc.	1,895,303	21,625
*	Blackbaud Inc.	343,489	21,313
*	Asana Inc. Class A	1,199,957	17,483
*	Rogers Corp.	258,390	17,449
*	Schrodinger Inc.	846,785	16,716
*	Appian Corp. Class A	569,502	16,407
*	Veeco Instruments Inc.	808,499	16,235

		Shares	Market Value ($000)
*	Xometry Inc. Class A	647,375	16,133
*	Sprout Social Inc. Class A	680,323	14,960
*,1	Trump Media & Technology Group Corp.	690,965	13,501
*	Jamf Holding Corp.	1,075,442	13,067
*	Sprinklr Inc. Class A	1,541,883	12,875
*	Onestream Inc. Class A	539,722	11,518
*	PROS Holdings Inc.	597,523	11,371
*	Fastly Inc. Class A	1,787,265	11,313
*	Amplitude Inc. Class A	1,075,292	10,957
*,1	Rumble Inc.	1,394,093	9,856
*,1	Ibotta Inc. Class A	233,424	9,850
*	Olo Inc. Class A	1,529,983	9,241
*	Yext Inc.	1,424,659	8,776
*	Meridianlink Inc.	421,561	7,812
*,1	SailPoint Inc.	388,350	7,282
*	Core Scientific Inc.	923,683	6,687
*,1	Wolfspeed Inc.	2,172,363	6,647
*	SEMrush Holdings Inc. Class A	690,102	6,439
*	MaxLinear Inc. Class A	531,465	5,772
*	NerdWallet Inc. Class A	562,513	5,091
*	Vimeo Inc.	921,793	4,849
*	Nextdoor Holdings Inc.	2,556,052	3,911
*	Enfusion Inc. Class A	329,544	3,674
*	PubMatic Inc. Class A	274,579	2,510
*	MediaAlpha Inc. Class A	211,896	1,958
*,1	Coreweave Inc. Class A	26,604	986
*	Definitive Healthcare Corp. Class A	321,157	928
	Ingram Micro Holding Corp.	7,578	134
*	Angi Inc. Class A	7,450	115
			6,906,257
Telecommunications (2.0%)
*	Liberty Broadband Corp. Class C	1,630,327	138,659
*	Roku Inc.	1,801,743	126,915
*	Ciena Corp.	1,995,070	120,562
[1]	InterDigital Inc.	359,208	74,266
*	Lumentum Holdings Inc.	920,130	57,361
	Cogent Communications Holdings Inc.	618,462	37,918
	Iridium Communications Inc.	1,290,482	35,256
*	Calix Inc.	842,360	29,853
*	Liberty Broadband Corp. Class A	229,065	19,470
*	Globalstar Inc.	704,787	14,702
*	Extreme Networks Inc.	879,940	11,642
	Shenandoah Telecommunications Co.	361,022	4,538
*	Gogo Inc.	456,462	3,935
			675,077
Utilities (1.0%)
*	Clean Harbors Inc.	678,110	133,655
*	Casella Waste Systems Inc. Class A	872,322	97,273
	Ormat Technologies Inc.	804,163	56,911
	California Water Service Group	833,905	40,411
*	Sunrun Inc.	2,973,932	17,427
*	Net Power Inc.	433,496	1,140
			346,817
Total Common Stocks (Cost $28,479,859)			33,668,794

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $421,072)	4.342%	4,212,363	421,194
Total Investments (101.2%) (Cost $28,900,931)				34,089,988
Other Assets and Liabilities—Net (-1.2%)				(393,330)
Net Assets (100%)				33,696,658
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $367,809.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $410,135 was received for securities on loan, of which $410,077 is held in Vanguard Market Liquidity Fund and $58 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	221	22,399	(743)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/26	GSI	6,485	(4.337)	—	(745)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,668,794	—	—	33,668,794
Temporary Cash Investments	421,194	—	—	421,194
Total	34,089,988	—	—	34,089,988

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(743)	—	—	(743)
Swap Contracts	—	(745)	—	(745)
Total	(743)	(745)	—	(1,488)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.